UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2018

Item 1. Report to Shareholders

Retirement I 2055 Fund–I Class	May 31, 2018

T. ROWE PRICE RETIREMENT I FUNDS

HIGHLIGHTS

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Global equity markets generated strong gains during our 12-month reporting period ended May 31, 2018, while returns in U.S. fixed income markets were hampered by rising interest rates. Foreign currency gains bolstered performance in international bond markets for most of the period.

■	The Retirement I Funds posted positive absolute returns. The funds underperformed their respective combined index portfolios, but most outpaced their Lipper peer group averages.
■

The global economic and earnings environment remains broadly supportive. However, we remain underweight equities as valuations appear elevated against a backdrop of receding global liquidity, rising interest rates, and an aging economic cycle. While bonds may provide diversification and downside protection to equity market declines, we expect modest returns from fixed income markets over the near term.

■

We believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the funds’ risk/reward profile, should benefit the Retirement I Funds across a range of market and economic environments.

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CIO Market Commentary

Dear Shareholder

Your fund’s fiscal year ended in May was marked by a broadly positive environment for most financial assets. Stocks outperformed bonds, and investors were also rewarded for taking a more aggressive stance in both of the broad asset classes—highly valued growth stocks outpaced value shares and higher-yielding, lower-quality bonds outperformed safer issues.

The synchronized global expansion, with all of the major economies growing in tandem, deserved part of the credit for the outperformance of risk assets. European economic growth remained on track as the Continent moved firmly beyond its banking crisis earlier in the decade. After notching its longest stretch of growth since the late 1980s, the Japanese economy contracted slightly in the first quarter, but most observers expect the dip to be temporary. Meanwhile, China beat elevated growth expectations even as the country’s leadership tightened environmental rules and clamped down on financial excesses.

The U.S. economy seemed to be shifting into higher gear as the period drew to a close, helped in part by fiscal stimulus from the tax cuts passed in December 2017. This proved a mixed blessing for investors, as corporate earnings were robust but long-term interest rates moved sharply higher. The yield on the benchmark 10-year Treasury note rose from around 2.40% at the start of December to almost 3% in late March, when Congress passed a spending bill that raised concerns about further increasing the federal deficit. In May, the 10-year yield briefly touched 3.12%—its highest level in seven years.

Long-term Treasury bonds performed particularly poorly as rates rose, while corporate bonds and riskier securities whose repayment depends more on healthy earnings held up somewhat better. The threat of higher rates also increased volatility in the stock market. This was particularly true in February, when a jump in wage inflation (which later proved temporary) sparked a sell-off on Wall Street and in global markets.

The prospects for faster growth in the U.S. reinforced expectations for tighter monetary policy relative to the rest of the world, which caused the gap to widen between interest rates in the U.S. and most other countries. The Federal Reserve raised official short-term interest rates three times over the past 12 months, while the Bank of Japan (BoJ) and the European Central Bank (ECB) kept rates near zero. The BoJ and ECB also continued buying long-term assets in their respective markets, keeping a lid on long-term interest rates. A notable exception was Italy, where bond yields spiked in response to worries that a new populist government might adopt less fiscally sound policies.

Relatively higher U.S. interest rates pulled in assets from other markets and contributed to a rise in the dollar relative to many other currencies in April and May, reversing a stretch of dollar weakness in 2017. The greenback’s strength could pose a problem for emerging markets by driving up import costs and making the repayment of dollar-denominated debt more difficult. Countries that are more exposed to those risks, such as Argentina and Turkey, experienced bigger downturns.

Investors clearly grew more cautious late in the period. Worries deepened in particular about a rising tide of protectionism as President Trump pivoted toward a populist trade agenda, announcing a series of new tariffs following the departures of some important free trade advocates from his administration. U.S. trading partners responded with tariffs of their own, and it remains unclear as of this writing how much further tensions will intensify. Indeed, U.S. markets fell sharply on May 31, the last day of your fund’s fiscal year, after the Trump administration announced that it would impose previously delayed aluminum and steel tariffs on Canada, Mexico, and the European Union.

The central question for investors now appears to be whether the global expansion and the related global bull market in risk assets has entered its later stages, ushering in higher interest rates and inflation, along with potentially lower profit margins. The answer is far from clear, but you can rest assured that your fund manager is drawing on the collaboration and insights of T. Rowe Price’s extensive team of worldwide investment professionals to navigate the complex currents of the global economy.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.

FUND COMMENTARY

How did the funds perform in the past 12 months?

The Retirement I Funds posted positive absolute returns for the 12-month period ended May 31, 2018. The funds underperformed their respective combined index portfolios, but most outpaced their Lipper peer group averages. (Past performance cannot guarantee future results.)

What factors influenced the funds’ relative performance?

While our suite of funds generated solid results during a period of strong stock market performance, tactical allocation decisions to overweight or underweight various asset classes versus the funds’ combined index portfolio benchmarks hurt performance, as did security selection within the underlying portfolios. Strategic allocations to diversifying sectors positively contributed to results, particularly in the shorter-dated funds.

The impact of diversifying allocations to sectors and asset classes not included in the funds’ combined index portfolio benchmarks was mostly positive. Allocations to international bonds, high yield bonds, and dynamic global bonds contributed to results, with a greater positive impact on shorter-dated funds due to their larger fixed income component. However, weakness in emerging markets debt marginally detracted. Within equities, an allocation to real assets stocks was beneficial across the board.

Tactical decisions in aggregate—including our underweight allocation to global equities versus fixed income securities—detracted from relative returns over the period. An overweight to international equities relative to U.S. equities was also unfavorable as international stocks lagged domestic equities for the period. On the positive side, an overweight to U.S. small-cap stocks proved beneficial as small-caps outperformed U.S. large-cap stocks. Within the fixed income allocation, an underweight to international bonds hurt performance as the sector generated strong returns.

Security selection in our underlying portfolios also weighed on performance. While several domestic equity portfolios outpaced their respective benchmarks and boosted returns, the impact was not enough to offset underperformance in the international developed markets value and international developed markets growth equity portfolios. Among our fixed income portfolios, positive selection in the U.S. investment-grade and unhedged international bond strategies was negated by weakness in the dynamic global bond and hedged international bond portfolios.

How are the funds positioned?

We remain underweight equities as valuations appear elevated against a backdrop of receding global liquidity, rising interest rates, and an aging economic cycle. While bonds may provide diversification and downside protection, we expect modest returns from fixed income markets. However, the upward trend in rates may be tempered by demand for yield and modest growth expectations. Increased volatility surrounding political events in Europe and trade policies could act as a brake on aggressive rate hikes.

Stocks
On a regional basis, we favor international equities. Valuations are modestly more attractive for international developed markets stocks, which are supported by relatively healthy global economic growth, positive earnings trends, and still supportive monetary policies. U.S. earnings momentum is supported by tax policy, and valuations—while still elevated—have declined from recent peaks; however, rising input and wage costs could present challenges. We are underweight emerging markets equities as supportive factors (including reasonable valuations, global growth, and positive earnings trends) are balanced against risks such as rising interest rates and a stronger U.S. dollar. Emerging markets equities are also vulnerable to protectionist trade policies.

In the U.S., we are neutral between growth and value stocks. Secular growth stocks should continue to benefit in a low-growth economy, although valuations have become less attractive and regulatory risk, particularly for the technology sector, has increased. We are underweight U.S. large-caps versus U.S. small-cap stocks. Small-cap valuations are more reasonable, while large-cap valuations are still above historical levels. Small-caps are also less vulnerable to trade policy changes given their domestic focus, and they could benefit from capital expenditure related to tax reforms as well as increased merger and acquisition activity.

We remain underweight to inflation-sensitive real assets equities given continued concerns over the impact of slowing Chinese growth and long-term structural supply and demand imbalances to energy and commodity prices. Real estate investment trusts appear to have fairly reasonable valuations but are vulnerable to rising interest rates.

Bonds
U.S. investment-grade bond yields have risen year-to-date and remain the most attractive among developed markets. High yield bonds offer limited upside potential at their current valuations; however, within the noninvestment-grade segment, we favor floating rate bank loans, which benefit from rising interest rates as well as from a relatively lower exposure to the energy and materials sectors.

Low yields and high sensitivity to interest rate changes create a less attractive outlook for investment-grade debt outside of the U.S. The expanding short-term interest rate differential between U.S. and international bonds has made yields from hedged international bonds preferable for U.S. dollar-based investors. Emerging markets government debt is vulnerable to tighter monetary policies from central banks in developed markets and to rising country-specific risks.

What is portfolio management’s outlook?

The synchronized global growth that took hold in late 2016 may be moderating. While global equity markets are supported by stable growth and strong earnings, valuations remain expensive relative to history, and the current pace of earnings growth is likely unsustainable. Stocks could be challenged by receding global liquidity, rising interest rates, and profit margin pressures from increased input costs. Global markets have seen bouts of volatility this year, and more challenges could lie ahead as markets react to key elections, less accommodative central bank monetary policies, and protectionist trade policies.

Global bond yields are likely to remain upwardly biased amid stable growth, normalizing inflation, and central banks’ shift away from ultra-accommodative policies. Credit markets remain supported by broadly positive fundamentals and strong earnings, although the credit cycle is extended, especially in the U.S., where leverage is high and valuations appear stretched. As yields increase along with short-term rates, cash is increasingly viewed as a viable alternative.

In our view, the potential for increased market volatility and the extended valuations across global risk assets highlight the value of our strategic investing approach. We believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the funds’ risk/reward profile, should benefit the Retirement I Funds across a range of market and economic environments.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the Growth of $10,000 graphs following this letter.

IMPORTANT INFORMATION

The principal value of the Retirement I Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age 65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will change over time. The funds emphasize potential capital appreciation during the early phases of retirement asset accumulation, balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

The Retirement I Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

BENCHMARK INFORMATION

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper, Inc.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

Combined Index Portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Retirement I Funds. As of May 31, 2018, the combined index portfolios were composed of the following indexes:

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Retirement Balanced I Fund: 28.0% Russell 3000 Index, 30.0% Bloomberg Barclays U.S. Aggregate Bond Index, 30.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 12.0% MSCI All Country World Index ex USA.

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Retirement I 2005 Fund: 25.9% Russell 3000 Index, 44.5% Bloomberg Barclays U.S. Aggregate Bond Index, 18.5% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 11.1% MSCI All Country World Index ex USA.

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Retirement I 2010 Fund: 29.75% Russell 3000 Index, 41.5% Bloomberg Barclays U.S. Aggregate Bond Index, 16.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 12.75% MSCI All Country World Index ex USA.

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Retirement I 2015 Fund: 34.65% Russell 3000 Index, 37.5% Bloomberg Barclays U.S. Aggregate Bond Index, 13.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 14.85% MSCI All Country World Index ex USA.

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Retirement I 2020 Fund: 41.65% Russell 3000 Index, 33.0% Bloomberg Barclays U.S. Aggregate Bond Index, 7.5% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 17.85% MSCI All Country World Index ex USA.

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Retirement I 2025 Fund: 47.6% Russell 3000 Index, 28.0% Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 20.4% MSCI All Country World Index ex USA.

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Retirement I 2030 Fund: 52.85% Russell 3000 Index, 22.5% Bloomberg Barclays U.S. Aggregate Bond Index, 2.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 22.65% MSCI All Country World Index ex USA.

■	Retirement I 2035 Fund: 57.4% Russell 3000 Index, 18.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 24.6% MSCI All Country World Index ex USA.
■	Retirement I 2040 Fund: 60.9% Russell 3000 Index, 13.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 26.1% MSCI All Country World Index ex USA.
■	Retirement I 2045, I 2050, I 2055, and I 2060 Funds: 63.0% Russell 3000 Index, 10.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 27.0% MSCI All Country World Index ex USA.

Neutral Allocations: The asset allocations reflected in the Retirement I Funds’ glide path are referred to as “neutral” allocations. As of May 31, 2018, the funds’ neutral allocations were as follows:

■	Retirement Balanced I Fund: 40.0% stocks and 60.0% bonds and cash.

■	Retirement I 2005 Fund: 37.0% stocks and 63.0% bonds and cash.

■	Retirement I 2010 Fund: 42.5% stocks and 57.5% bonds and cash.

■	Retirement I 2015 Fund: 49.5% stocks and 50.5% bonds and cash.

■	Retirement I 2020 Fund: 59.5% stocks and 40.5% bonds and cash.

■	Retirement I 2025 Fund: 68.0% stocks and 32.0% bonds and cash.

■	Retirement I 2030 Fund: 75.5% stocks and 24.5% bonds and cash.

■	Retirement I 2035 Fund: 82.0% stocks and 18.0% bonds and cash.

■	Retirement I 2040 Fund: 87.0% stocks and 13.0% bonds and cash.

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Retirement I 2045, I 2050, I 2055, and I 2060 Funds: 90.0% stocks and 10.0% bonds and cash. These funds follow similar investment paths for several years before their asset allocations begin to diverge.

Note: Bloomberg Index Services Ltd. Copyright © 2018, Bloomberg Index Services Ltd. Used with permission.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement Balanced I Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	20.47%	18.37%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.60	1.64	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.60	1.60	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.98	1.13	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	0.97	1.11	Small-Cap Stock–I Class
	0.98	1.04	Small-Cap Value–I Class
International Developed Market Stocks	3.23	3.08	International Stock–I Class
	3.23	3.43	International Value Equity–I Class
	3.23	3.59	Overseas Stock–I Class
International Emerging Market Stocks	1.71	1.68	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.00	0.90	Real Assets–I Class
Total Stocks	40.00	37.58	
Core Fixed Income	3.00	3.07	Dynamic Global Bond–I Class
	4.50	4.26	International Bond (USD Hedged)–I Class
	13.50	15.17	New Income–I Class
Diversifying Fixed Income	3.24	3.11	Emerging Markets Bond–I Class
	0.65	0.97	Floating Rate–I Class
	2.60	2.25	High Yield–I Class
	0.00	0.00	International Bond–I Class
	30.00	29.96	Limited Duration Inflation Focused Bond–I Class
	2.51	2.63	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	1.00	U.S. Treasury Money–I Class
Total Bonds	60.00	62.42	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2005 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	18.94%	16.94%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.48	1.56	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.48	1.50	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.90	1.06	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	0.91	1.03	Small-Cap Stock–I Class
	0.90	0.97	Small-Cap Value–I Class
International Developed Market Stocks	2.99	2.88	International Stock–I Class
	2.99	3.23	International Value Equity–I Class
	2.98	3.35	Overseas Stock–I Class
International Emerging Market Stocks	1.58	1.56	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.85	0.83	Real Assets–I Class
Total Stocks	37.00	34.90	
Core Fixed Income	4.45	4.42	Dynamic Global Bond–I Class
	6.68	6.08	International Bond (USD Hedged)–I Class
	20.03	22.04	New Income–I Class
Diversifying Fixed Income	4.87	4.73	Emerging Markets Bond–I Class
	0.97	1.42	Floating Rate–I Class
	3.90	3.32	High Yield–I Class
	0.00	0.00	International Bond–I Class
	18.50	18.57	Limited Duration Inflation Focused Bond–I Class
	3.60	3.73	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.80	U.S. Treasury Money–I Class
Total Bonds	63.00	65.10	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2010 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	21.76%	19.62%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.70	1.76	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.70	1.69	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.04	1.22	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.03	1.18	Small-Cap Stock–I Class
	1.04	1.12	Small-Cap Value–I Class
International Developed Market Stocks	3.43	3.28	International Stock–I Class
	3.43	3.70	International Value Equity–I Class
	3.43	3.84	Overseas Stock–I Class
International Emerging Market Stocks	1.82	1.81	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.12	0.94	Real Assets–I Class
Total Stocks	42.50	40.16	
Core Fixed Income	4.15	4.22	Dynamic Global Bond–I Class
	6.23	5.80	International Bond (USD Hedged)–I Class
	18.67	20.59	New Income–I Class
Diversifying Fixed Income	4.42	4.29	Emerging Markets Bond–I Class
	0.88	1.31	Floating Rate–I Class
	3.54	3.02	High Yield–I Class
	0.00	0.00	International Bond–I Class
	16.00	16.09	Limited Duration Inflation Focused Bond–I Class
	3.61	3.70	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.81	U.S. Treasury Money–I Class
Total Bonds	57.50	59.84	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2015 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	19.00%	17.32%	Equity Index 500–I Class
	3.17	3.00	Growth Stock–I Class
	3.17	2.88	Value–I Class
U.S. Mid-Cap Stocks	1.98	2.13	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.98	2.02	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.21	1.45	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.20	1.39	Small-Cap Stock–I Class
	1.21	1.35	Small-Cap Value–I Class
International Developed Market Stocks	4.00	3.90	International Stock–I Class
	4.00	4.28	International Value Equity–I Class
	3.99	4.55	Overseas Stock–I Class
International Emerging Market Stocks	2.12	2.10	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.47	1.13	Real Assets–I Class
Total Stocks	49.50	47.49	
Core Fixed Income	3.75	3.74	Dynamic Global Bond–I Class
	5.63	5.27	International Bond (USD Hedged)–I Class
	16.87	18.76	New Income–I Class
Diversifying Fixed Income	3.84	3.73	Emerging Markets Bond–I Class
	0.77	1.18	Floating Rate–I Class
	3.08	2.62	High Yield–I Class
	0.00	0.00	International Bond–I Class
	13.00	12.91	Limited Duration Inflation Focused Bond–I Class
	3.56	3.67	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.63	U.S. Treasury Money–I Class
Total Bonds	50.50	52.51	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2020 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	17.90%	16.49%	Equity Index 500–I Class
	6.29	5.97	Growth Stock–I Class
	6.29	5.77	Value–I Class
U.S. Mid-Cap Stocks	2.37	2.56	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	2.37	2.43	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.45	1.75	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.45	1.66	Small-Cap Stock–I Class
	1.45	1.61	Small-Cap Value–I Class
International Developed Market Stocks	4.81	4.72	International Stock–I Class
	4.81	5.22	International Value Equity–I Class
	4.80	5.45	Overseas Stock–I Class
International Emerging Market Stocks	2.54	2.47	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.97	1.35	Real Assets–I Class
Total Stocks	59.50	57.44	
Core Fixed Income	3.30	3.34	Dynamic Global Bond–I Class
	4.95	4.67	International Bond (USD Hedged)–I Class
	14.85	16.65	New Income–I Class
Diversifying Fixed Income	3.21	3.12	Emerging Markets Bond–I Class
	0.64	1.01	Floating Rate–I Class
	2.57	2.17	High Yield–I Class
	0.00	0.00	International Bond–I Class
	7.50	7.51	Limited Duration Inflation Focused Bond–I Class
	3.48	3.62	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.46	U.S. Treasury Money–I Class
Total Bonds	40.50	42.56	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2025 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	14.81%	13.79%	Equity Index 500–I Class
	10.01	9.40	Growth Stock–I Class
	10.01	9.16	Value–I Class
U.S. Mid-Cap Stocks	2.71	2.91	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	2.71	2.76	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.66	1.98	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.65	1.87	Small-Cap Stock–I Class
	1.66	1.80	Small-Cap Value–I Class
International Developed Market Stocks	5.49	5.38	International Stock–I Class
	5.49	5.98	International Value Equity–I Class
	5.49	6.25	Overseas Stock–I Class
International Emerging Market Stocks	2.91	2.83	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.40	1.52	Real Assets–I Class
Total Stocks	68.00	65.64	
Core Fixed Income	2.80	2.85	Dynamic Global Bond–I Class
	4.20	4.01	International Bond (USD Hedged)–I Class
	12.60	14.27	New Income–I Class
Diversifying Fixed Income	2.54	2.47	Emerging Markets Bond–I Class
	0.51	0.82	Floating Rate–I Class
	2.03	1.69	High Yield–I Class
	0.00	0.00	International Bond–I Class
	4.00	4.02	Limited Duration Inflation Focused Bond–I Class
	3.32	3.49	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.73	U.S. Treasury Money–I Class
Total Bonds	32.00	34.36	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2030 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	12.37%	11.51%	Equity Index 500–I Class
	13.15	12.50	Growth Stock–I Class
	13.15	12.15	Value–I Class
U.S. Mid-Cap Stocks	3.01	3.23	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.01	3.08	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.84	2.21	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.84	2.12	Small-Cap Stock–I Class
	1.84	2.02	Small-Cap Value–I Class
International Developed Market Stocks	6.10	6.03	International Stock–I Class
	6.10	6.69	International Value Equity–I Class
	6.09	6.95	Overseas Stock–I Class
International Emerging Market Stocks	3.23	3.19	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.77	1.71	Real Assets–I Class
Total Stocks	75.50	73.40	
Core Fixed Income	2.25	2.32	Dynamic Global Bond–I Class
	3.38	3.27	International Bond (USD Hedged)–I Class
	10.11	11.63	New Income–I Class
Diversifying Fixed Income	1.88	1.82	Emerging Markets Bond–I Class
	0.38	0.64	Floating Rate–I Class
	1.50	1.24	High Yield–I Class
	0.00	0.00	International Bond–I Class
	2.00	2.01	Limited Duration Inflation Focused Bond–I Class
	3.00	3.20	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.47	U.S. Treasury Money–I Class
Total Bonds	24.50	26.60	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2035 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	10.03%	9.34%	Equity Index 500–I Class
	15.98	15.12	Growth Stock–I Class
	15.98	14.82	Value–I Class
U.S. Mid-Cap Stocks	3.27	3.51	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.27	3.33	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.00	2.40	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.00	2.30	Small-Cap Stock–I Class
	2.00	2.19	Small-Cap Value–I Class
International Developed Market Stocks	6.62	6.56	International Stock–I Class
	6.62	7.28	International Value Equity–I Class
	6.62	7.55	Overseas Stock–I Class
International Emerging Market Stocks	3.51	3.46	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.10	1.86	Real Assets–I Class
Total Stocks	82.00	79.72	
Core Fixed Income	1.80	1.88	Dynamic Global Bond–I Class
	2.70	2.66	International Bond (USD Hedged)–I Class
	8.09	9.48	New Income–I Class
Diversifying Fixed Income	1.33	1.32	Emerging Markets Bond–I Class
	0.27	0.48	Floating Rate–I Class
	1.07	0.87	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.74	2.97	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.62	U.S. Treasury Money–I Class
Total Bonds	18.00	20.28	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2040 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	7.88%	7.38%	Equity Index 500–I Class
	18.34	17.40	Growth Stock–I Class
	18.34	17.02	Value–I Class
U.S. Mid-Cap Stocks	3.47	3.71	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.47	3.53	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.12	2.55	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.12	2.46	Small-Cap Stock–I Class
	2.12	2.33	Small-Cap Value–I Class
International Developed Market Stocks	7.02	6.99	International Stock–I Class
	7.02	7.74	International Value Equity–I Class
	7.03	8.08	Overseas Stock–I Class
International Emerging Market Stocks	3.72	3.69	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.35	1.99	Real Assets–I Class
Total Stocks	87.00	84.86	
Core Fixed Income	1.30	1.39	Dynamic Global Bond–I Class
	1.95	1.99	International Bond (USD Hedged)–I Class
	5.85	7.08	New Income–I Class
Diversifying Fixed Income	0.77	0.80	Emerging Markets Bond–I Class
	0.15	0.31	Floating Rate–I Class
	0.61	0.48	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.37	2.67	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.43	U.S. Treasury Money–I Class
Total Bonds	13.00	15.14	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2045 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.87%	6.51%	Equity Index 500–I Class
	19.61	18.58	Growth Stock–I Class
	19.61	18.13	Value–I Class
U.S. Mid-Cap Stocks	3.59	3.84	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.59	3.66	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.19	2.61	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.20	2.52	Small-Cap Stock–I Class
	2.19	2.39	Small-Cap Value–I Class
International Developed Market Stocks	7.27	7.21	International Stock–I Class
	7.27	7.98	International Value Equity–I Class
	7.26	8.37	Overseas Stock–I Class
International Emerging Market Stocks	3.85	3.82	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.50	2.01	Real Assets–I Class
Total Stocks	90.00	87.63	
Core Fixed Income	1.00	1.10	Dynamic Global Bond–I Class
	1.50	1.58	International Bond (USD Hedged)–I Class
	4.50	5.64	New Income–I Class
Diversifying Fixed Income	0.50	0.59	Emerging Markets Bond–I Class
	0.10	0.22	Floating Rate–I Class
	0.40	0.30	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.00	2.28	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.66	U.S. Treasury Money–I Class
Total Bonds	10.00	12.37	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2050 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.87%	6.54%	Equity Index 500–I Class
	19.61	18.59	Growth Stock–I Class
	19.61	18.13	Value–I Class
U.S. Mid-Cap Stocks	3.59	3.83	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.59	3.66	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.19	2.61	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.20	2.52	Small-Cap Stock–I Class
	2.19	2.40	Small-Cap Value–I Class
International Developed Market Stocks	7.27	7.21	International Stock–I Class
	7.27	7.97	International Value Equity–I Class
	7.26	8.38	Overseas Stock–I Class
International Emerging Market Stocks	3.85	3.83	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.50	2.01	Real Assets–I Class
Total Stocks	90.00	87.66	
Core Fixed Income	1.00	1.08	Dynamic Global Bond–I Class
	1.50	1.60	International Bond (USD Hedged)–I Class
	4.50	5.62	New Income–I Class
Diversifying Fixed Income	0.50	0.60	Emerging Markets Bond–I Class
	0.10	0.22	Floating Rate–I Class
	0.40	0.30	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.00	2.29	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.63	U.S. Treasury Money–I Class
Total Bonds	10.00	12.34	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2055 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.87%	6.58%	Equity Index 500–I Class
	19.61	18.62	Growth Stock–I Class
	19.61	18.14	Value–I Class
U.S. Mid-Cap Stocks	3.59	3.83	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.59	3.67	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.19	2.61	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.20	2.53	Small-Cap Stock–I Class
	2.19	2.40	Small-Cap Value–I Class
International Developed Market Stocks	7.27	7.21	International Stock–I Class
	7.27	7.98	International Value Equity–I Class
	7.26	8.40	Overseas Stock–I Class
International Emerging Market Stocks	3.85	3.78	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.50	2.02	Real Assets–I Class
Total Stocks	90.00	87.76	
Core Fixed Income	1.00	1.09	Dynamic Global Bond–I Class
	1.50	1.58	International Bond (USD Hedged)–I Class
	4.50	5.67	New Income–I Class
Diversifying Fixed Income	0.50	0.60	Emerging Markets Bond–I Class
	0.10	0.22	Floating Rate–I Class
	0.40	0.30	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.00	2.27	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.50	U.S. Treasury Money–I Class
Total Bonds	10.00	12.24	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 5/31/18

Retirement I 2060 Fund–I Class

Sector	Neutral Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.87%	6.56%	Equity Index 500–I Class
	19.61	18.60	Growth Stock–I Class
	19.61	18.14	Value–I Class
U.S. Mid-Cap Stocks	3.59	3.86	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.59	3.65	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.19	2.61	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.20	2.54	Small-Cap Stock–I Class
	2.19	2.40	Small-Cap Value–I Class
International Developed Market Stocks	7.27	7.21	International Stock–I Class
	7.27	7.99	International Value Equity–I Class
	7.26	8.38	Overseas Stock–I Class
International Emerging Market Stocks	3.85	3.79	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.50	2.01	Real Assets–I Class
Total Stocks	90.00	87.74	
Core Fixed Income	1.00	1.07	Dynamic Global Bond–I Class
	1.50	1.62	International Bond (USD Hedged)–I Class
	4.50	5.64	New Income–I Class
Diversifying Fixed Income	0.50	0.61	Emerging Markets Bond–I Class
	0.10	0.22	Floating Rate–I Class
	0.40	0.29	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.00	2.24	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.57	U.S. Treasury Money–I Class
Total Bonds	10.00	12.26	

Actual allocations may not total 100% due to rounding.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which includes a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement I 2055 Fund - I Class (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund’s shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

Investment Transactions, Investment Income, and Distributions Purchases and sales of the underlying Price Funds are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Gains and losses realized on sales of the underlying Price Funds are reported on the identified cost basis. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution may also be declared and paid by the fund annually.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended May 31, 2018, the fund realized $8,301,000 of net gain on $39,827,000 of in-kind redemptions.

New Accounting Guidance On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On May 31, 2018, all of the investments in underlying Price Funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price Funds during the year ended May 31, 2018, aggregated $582,859,000 and $120,715,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to redemptions in kind. For the year ended May 31, 2018, the following reclassifications were recorded to reflect tax character; the reclassifications had no impact on results of operations or net assets:

Distributions during the years ended May 31, 2018 and May 31, 2017, were characterized for tax purposes as follows:

At May 31, 2018, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price Funds. In addition to its own operating expenses, the fund indirectly bears its proportionate share of the management fees received by Price Associates and operating costs of the underlying Price Funds in which it invests.

The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all direct operating expenses of the fund (excluding interest, expenses related to borrowings, taxes, and brokerage, and other non-recurring expenses permitted by the amended management agreement) to the extent such operating expenses, on an annualized basis, exceed 0.01% of average daily net assets. This agreement will continue until September 30, 2019, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed both: (1) the operating expense limitation in place at the time such amounts were paid; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment.

Pursuant to this agreement, $300,000 of expenses were paid by Price Associates during the year ended May 31, 2018. Including this amount, expenses previously paid by Price Associates in the amount of $669,000 remain subject to repayment by the fund at May 31, 2018.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended May 31, 2018, expenses incurred pursuant to these service agreements were $62,000 for Price Associates and $33,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price are presented net on the accompanying Statement of Assets and Liabilities.

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At May 31, 2018, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement I 2055 Fund – I Class

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement I 2055 Fund – I Class (one of the funds constituting T. Rowe Price Retirement Funds, Inc., hereafter referred to as the “Fund”) as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the three periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the three periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

■	$2,725,000 from short-term capital gains.

■	$4,088,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

For taxable non-corporate shareholders, $5,982,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $3,175,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $2,667,000 and foreign taxes paid of $196,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In that regard, at an in-person meeting held on March 5–6, 2018 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total return for the 1- and 2-year periods as of September 30, 2017, and compared this return with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results and factoring in relative market conditions, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive management fees directly from the fund. The fund bears its proportionate share of the fees and expenses of the underlying T. Rowe Price funds in which it invests and pays its own expenses of operations (subject to a contractual expense limitation on I Class operating expenses).

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests. However, since the Advisor does not receive any management fees directly from the fund, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price funds and concluded that the Advisor’s profits were reasonable. Although the Advisor does not receive management fees directly from the fund under the Advisory Contract, the fund’s shareholders benefit from potential economies of scale through the contractual expense limitation and future declines in the fund’s total expense ratio as the fund grows in size.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) total expenses, actual management fees, and nonmanagement expenses of the fund’s I Class with a group of competitor funds selected by Broadridge (Expense Group); and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund’s I Class with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects that the Advisor does not receive any management fees directly from the fund), operating expenses, and total expenses (which reflects the net total expense ratio of the fund, including acquired fund fees and expenses associated with the underlying funds, after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of the Boards of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore*	President, Radian Guaranty (2008 to 2017); Member, Bazemore
(1959)	Consulting LLC (2018 to present); Member, Chimera Investment
2018	Corporation (2017 to present); Member, Federal Home Loan Bank of
[191]	Pittsburgh (2017 to present)

Ronald J. Daniels*	President, The Johns Hopkins University(b) and Professor, Political
(1959)	Science Department, The Johns Hopkins University (2009 to present);
2018	Director, Lyndhurst Holdings (2015 to present)
[191]

Anthony W. Deering**	Chairman, Exeter Capital, LLC, a private investment firm (2004 to 2017);
(1945)	Director and Advisory Board Member, Deutsche Bank North America
2002	(2004 to 2017); Director, Vornado Real Estate Investment Trust (2004
[0]	to 2012); Director, Under Armour (2008 to 2017); Director, Brixmor Real
Estate Investment Trust (2012 to 2017)

Bruce W. Duncan	Chief Executive Officer and Director (January 2009 to December 2016),
(1951)	Chairman of the Board (January 2016 to present), and President
2013	(January 2009 to September 2016), First Industrial Realty Trust, an
[191]	owner and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September 2016),
Starwood Hotels & Resorts, a hotel and leisure company; Director,
Boston Properties (May 2016 to present); Director, Marriott International,
Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2012	Americans (1997 to January 2016)
[191]

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present); Board
(1956)	Member, Dunbar Armored (2012 to present)
2013
[191]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of National
2012	Academy of Education (2010 to present); Director, MDRC, a nonprofit
[191]	education and social policy research organization (2011 to present);
Research Associate of Labor Studies Program at the National Bureau
of Economic Research (2011 to 2015); Board Member of the National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the
American Economic Association (2012 to 2017); Vice President
(2015 to 2016), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company (1991 to present); Cofounder, Partner, and Cochairman
2002	of the Investment Committee, Blackstone Real Estate Advisors, L.P.
[191]	(1992 to 2015); Director, General Growth Properties, Inc. (2010 to
2013); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor
Property Group, Inc. (2013 to present); Director, Hilton Worldwide
(2013 to present); Director, Hudson Pacific Properties (2014 to 2016);
Director, Invitation Homes (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[191]

*Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
**Mr. Deering served as an independent director of the Price Funds until November 17, 2017.
(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment adviser, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and Vice President, T. Rowe Price Investment Services,
[191]	Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and
Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the
Board, Chief Executive Officer, Director, and President, T. Rowe Price
International and T. Rowe Price Trust Company; Chairman of the Board,
all funds

Robert W. Sharps, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
(1971)	Price Trust Company; Director and Vice President, Retirement I Funds
2017
[136]

*Each inside director serves until retirement, resignation, or election of a successor.

OFFICERS

Name (Year of Birth)
Position Held With Retirement I Funds	Principal Occupation(s)

Christopher D. Alderson (1962)	Director and Vice President, T. Rowe Price
Vice President	International; Vice President, Price Hong Kong,
Price Singapore, and T. Rowe Price Group, Inc.

Francisco M. Alonso (1978)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price Singapore,
Vice President and Secretary	T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, T. Rowe Price Investment
Services, Inc., and T. Rowe Price Services, Inc.

Jerome A. Clark, CFA (1961)	Vice President, T. Rowe Price, T. Rowe Price
Co-president	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Kimberly E. DeDominicis (1976)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

David R. Giroux, CFA (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Gary J. Greb (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Trust Company

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Wyatt A. Lee, CFA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Co-president	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Retirement
Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company; Chief Legal
Officer and Vice President, T. Rowe Price Group,
Inc.; Vice President, T. Rowe Price and T. Rowe
Price International; Vice President, Price Hong
Kong and Price Singapore

Sebastien Page (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Robert A. Panariello (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed Derivatives
Operation, Morgan Stanley (to 2013)

Shannon Hofher Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Daniel O. Shackelford, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Charles M. Shriver, CFA (1967)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Guido F. Stubenrauch, CFA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

James A. Tzitzouris, Jr., Ph.D. (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company; formerly, Executive
Director, JP Morgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,874,000 and $1,765,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 19, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	July 19, 2018